Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Profit from Hong Kong entities		$ 793,887
Income before income tax	$ 6,160	560,433
Tax expenses at the Cayman Islands and BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	(1,125)	92,471
Tax effect of non-taxable income
Tax effect of deductible temporary difference		532
Tax effect of non-deductible expenditure	57,879	38,520
Tax concession		(192)
Additional tax reduction related to two-tiered profits tax regime		(21,154)
Income tax expense	$ 37,047	110,177
Cayman and BVI [Member]
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Loss from Cayman Islands, BVI and PRC entities		(233,454)
Hong Kong [Member]
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax		$ 560,433